SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE FOR OPERATING LEASES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Leases
2026	$ 2,457,149
2027	2,010,737
2028	1,368,241
2029	745,115
2030	452,222
Thereafter	1,438,312
Total minimum lease payments	8,471,776
Less: imputed interest	(974,516)
Future minimum lease payments	$ 7,497,260	$ 6,983,602